Foreign currency risk - Schedule of Derivative Instruments (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Risk Management [Abstract]
Fair value of financial assets from derivative instruments (gross)	SFr 0	SFr 0
Fair value of financial liabilities from derivative instruments (gross)	(8)	(1,371)
Fair value of derivative instruments (net)	(8)	(1,371)
Change in fair value of foreign exchange derivatives	SFr 1,363	SFr (1,347)	SFr (155)